MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 23, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-4720

RE:         MONEY MARKET OBLIGATIONS TRUST (Registrant)
Alabama Municipal Cash Trust; Arizona Municipal Cash Trust; California Municipal Cash Trust; Connecticut Municipal Cash Trust; Florida Municipal Cash Trust; Georgia Municipal Cash Trust; Maryland Municipal Cash Trust; Massachusetts Municipal Cash Trust; Michigan Municipal Cash Trust; Minnesota Municipal Cash Trust; New Jersey Municipal Cash Trust; New York Municipal Cash Trust; North Carolina Municipal Cash Trust; Ohio Municipal Cash Trust; Pennsylvania Municipal Cash Trust; Virginia Municipal Cash Trust and Federated Tax-Free Trust (Collectively, the Portfolios)

1933 Act File No. 33/31602
1940 Act File No. 811-5950

Dear Sir or Madam:

Post-Effective Amendment No. 107 under the Securities Act of 1933 and Amendment No. 108 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Registrant’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective 60 days after filing pursuant to the provisions of Rule 485(a) under the Securities Act of 1933.  A Rule 485(a) filing is being made to conform the Registration Statement to the requirements of Form N-1A, as amended, effective March 31, 2009.

Financial statements and other annually updated disclosure will be filed by amendment.  The Registrant anticipates filing these financial statements pursuant to Rule 485(b) on or about January 29, 2010, to become effective simultaneously with the effectiveness of Registrant's Rule 485(a) post-effective amendment.

The Registrant acknowledges the receipt of your comments on Rule 485(a) filings submitted at the end of September and October 2009 for certain portfolios of other Federated registrants.  Please note that the above-named Portfolios of the Registrant intend to comply with applicable previously agreed upon global disclosure changes as well as Form N-1A changes related to the fee tables, bar charts and average annual total return tables.

Due to the timing of the drafting process relative to the receipt of comments, the above-named Portfolios have been, in part, updated to reflect these applicable global changes.  However, to aid your review, two Portfolios contained in this filing – Federated Tax-Free Trust and New York Municipal Cash Trust – have been fully updated to reflect applicable global changes, and, therefore, serve as master documents with respect to the other Portfolios in this filing. The Registrant will provide to you, under separate cover, a courtesy copy of revised fee tables, bar charts and average annual total return tables for all of the Portfolios in this filing, except Federated Tax-Free Trust and New York Municipal Cash Trust.  Please note that the Registrant will bring to your attention promptly for discussion any disclosure matters in its Registration Statement which it believes may materially differ from the applicable previously agreed upon global changes.

 In connection with the review of this filing by the staff, the Registrant acknowledges the staff’s view that: the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (412) 288-7574.

Very truly yours,

/s/ M. Allison Miller
M. Allison Miller
Paralegal

Enclosures